COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2016
Commitments and Contingencies Disclosure [Abstract]
Future Minimum Rental Payments for Firm Transportation and Storage Contracts
The following table sets forth ONEOK Partners’ firm transportation and storage contract payments for the periods indicated:

ONEOK Partners	Firm Transportation and Storage Contracts
(Millions of dollars)
2017	$51.5
2018	43.0
2019	37.5
2020	37.1
2021	23.0
Thereafter	35.0
Total	$227.1